North America’s Building Trades Unions January 19, 2026 Hale Mo’ili’ili Honolulu, HI

▪ $7.3 billion in assets ▪ Opened doors in 1984 ▪ Created by the AFL - CIO Executive Council in 1965 led by President George Meany ▪ Established to encourage and assist development of lower income housing while creating employment for the construction trades ▪ Affordable housing creation and preservation ▪ Union construction jobs creation – 100% union labor requirement ▪ Provide financing for the development of affordable housing projects ▪ Competitive fixed income returns 1 As of December 31 , 2025 Summary of the HIT

HIT’s Long History o f Impact Investing, 1984 - present *Source: HIT, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of December 31 , 202 5 . Projects – 93% housing 630 Housing projects with affordability 92% Housing units 131,617 Cities represented across 31 states and DC 211 Invested or allocated $11.6 B Total development cost $23.4 B Total economic impacts $51.0 B Hours of on - site union construction work created 215.5 M 2

Nationwide Total Major Markets Total Twin Cities New York City Chicago Boston Bay Area (1984 - 2025) 630 302 87 80 ^ 68 44 23 # of Projects $11.6B $6.6B $1.7B $2.3B $1.2B $876.5M $651.8M HIT Investment ° $23.4B $14.5B $2.7B $5.5B $2.9B $2.3B $1.1B Total Development Cost 215.5M 104.4M 23.3M 27.0M 25.0M 18.0M 11.2M Union Construction Hours 247,007 122,978 29,455 30,188 28,672 21,872 12,791 Total Jobs Created 131,617 (67%) 81,379 (78%) 12,261 (51%) 45,444 (91%) 14,896 (68%) 5,097 (90%) 3,681 (32%) Housing Units (% affordable) $51.6B $25.9B $6.0B $6.7B $5.7B $4.9B $2.7B Total Economic Impact HIT’s Investment in Major Markets* ^ Includes purchase of securities for the preservation of affordable housing ° Includes NMTC allocations by HIT subsidiary Building America CDE, Inc. as follows: $21M in Boston, $10M in Chicago, $8M in N YC , $5M in Twin Cities, $280M nationwide *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - ou tput model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of December 31, 2025. Economic impact data is in 2024 dollars and all oth er figures are nominal. 3

*Source: HIT, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of December 31, 2025. Projects – 83% housing 41 Housing projects with affordability 76% Housing units 5,601 Cities represented across 11 states and DC 26 Invested or allocated $1.1 B Total development cost $3.0 B Total economic impacts $5.9 B Hours of on - site union construction work created 23.3 M 4 HIT’s Projects Currently in Construction, as of Dec ember 31, 2025

As of December 31, 2025 Relative Value – Fundamentals vs. Benchmark AA Index^ Bloomberg Agg^ HIT AA Index^ Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.82 5.92 5.89 Effective Duration 100% 76.9% 96.3% AA or Better 0.30 0.24 0.20 Convexity 0% 23.1% 3.7% A & Below/Not Rated Similar Prepayment Risk Higher Yield 67% 76% 79% Prepayment Protection 3.62% 3.91% 4.17% Current Yield 33% 24% 21% No Prepayment Protection 4.16% 4.35% 4.81% Yield to Worst 0.10% 0.27% 0.71% Option Adjusted Spread AA Index represents the AA Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited 5

HIT Performance Relative to Benchmark



Total Returns vs. Benchmark
As of December 31, 2025
HIT Gross
HIT Net
Bloomberg Aggregate^
7.54%
7.20%
7.30%
5.23%
4.89%
4.66%
0.06%
-0.26%
-0.36%
2.11%
1.76%
2.01%
1-year
3-year
5-year
10-year

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

^ Source: Bloomberg Index Services Limited

AFL-CIO HOUSING INVESTMENT TRUST 6

$ in Millions. Plan types include pension, health & welfare, annuity, among others. Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . Data current as of December 31 , 2025 . HIT’s Investors, as of December 31, 2025 7 $2,390.50 33% $1,040.71 14% $1,731.53 24% $1,719.66 23% $437.18 6% Industrial / Other Building Trades - Local Building Trades - National Public Service 365 Institutional Investors

HIT Investments 8 Phase 3 Phase 3C Phase 1 Old Colony Redevelopment Boston, MA $263 M HIT Total Investment (Across 9 Phases) $270 M Total Development Cost 100% Affordable

ElevenEleven San Francisco, CA $184 M HIT Total Investment $220 M Total Development Cost 34% Affordable Elizabeth Seton Young Adult Center New York, NY $132 M HIT Investment $137 M Total Development Cost 100% Affordable HIT Investments 9

Union Tower National City, CA $27 M HIT Investment $85 M Total Development Cost 100% Affordable HIT Investments 10 400 Lake Shore, Chicago, IL $55 M HIT Investment $543 M Total Development Cost 20% Affordable

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Employee Detail & Contact Information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 11